UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21630

                                 Alpha Core Strategies Fund

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                             Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Robert P. Morgan

President and Principal Executive Officer

Alpha Core Strategies Fund

50 South LaSalle Street

                             Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 630-6000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS

ALPHA CORE STRATEGIES FUND	DECEMBER 31, 2018 (UNAUDITED)

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS - 95.4%
Credit/Distressed - 16.9%
(Cost $131,169,000)
Diameter Onshore Fund LP	$37,227,000
Knighthead Domestic Fund, L.P.	17,161,000
Lodbrok European Credit Opportunities Fund Limited	25,720,000
Nut Tree Offshore Fund, Ltd.	37,923,000
Wasserstein Debt Opportunities Fund, LP	23,525,000

141,556,000

Global Macro - 14.5%
(Cost $116,665,000)
Amia Capital Macro Fund Limited	25,440,000
Autonomy Global Macro Fund, L.P. Institutional Series	39,916,000
Gemsstock Fund	24,114,000
Graticule Asia Macro Fund LP	32,092,000

121,562,000

Non-U.S. Equity Hedge - 14.5%
(Cost $113,788,000)
Anatole Partners Ltd	10,899,000
Hermitage Global Partners LP*	7,000
Indus Pacific Opportunities Fund, L.P.	15,438,000
Pelham Long/Short Fund LP	21,991,000
Pelham Long/Short Small Cap Fund LP	6,958,000
Tower House Fund Limited	20,257,000
Yiheng Capital Partners, L.P.	21,243,000
Zebedee Core Fund Limited	25,119,000

121,912,000

Opportunistic - 1.5%
(Cost $13,500,000)
FourWorld Special Opportunities Fund, LLC	4,473,000
X2 Opportunistic Debt Fund, LLC	8,301,000

12,774,000

Relative Value Multi-Strategy - 13.3%
(Cost $111,471,000)
Frere Hall Fund	27,404,000
Investcorp Interlachen Multi-Strategy Fund, LLC*	54,000
Old Orchard Credit Fund, Ltd.	33,730,000
Opti Opportunity Fund, LP	18,039,000
Varadero Partners, L.P.	32,014,000

111,241,000

Sector Hedge - 7.4%
(Cost $57,367,000)
Asturias Fund LP	14,494,000
Camber Capital Fund L.P.	24,418,000
PFM Healthcare Fund, L.P.	23,226,000

62,138,000

Special Situations - 17.2%
(Cost $130,161,000)
Everett Opportunities Fund Limited	30,447,000
HG Vora Special Opportunities Fund LP	40,923,000
Pentwater Event Fund LLC	11,182,000
Pentwater Merger Arbitrage Fund Ltd.	25,964,000
Sand Grove Opportunities Fund Ltd	35,983,000

144,499,000

U.S. Equity Hedge - 10.1%
(Cost $78,461,000)
BBCM Offshore Fund Ltd	20,223,000
Harvest Small Cap Partners Qualified, L.P.	2,332,000
Harvest Small Cap Partners, L.P.	12,242,000
Sanoor Capital Offshore Ltd.	20,007,000
TPG Public Equity Partners-A, L.P. Class A	17,607,000
TPG Public Equity Partners-A, L.P. Class B	12,088,000

84,499,000

Total Investments - 95.4%
(Cost $752,582,000)	$800,181,000

Other Assets less Liabilities - 4.6%	38,705,000

NET ASSETS - 100.0%	$838,886,000

*

During the current year, all of the underlying investments’ value in these Sub-Funds were held in a side-pocket arrangement. The Fund will not be able to redeem such value from any particular underlying investment until such amount is released from its respective side-pocket arrangement. In the aggregate, approximately 0.01% of the Fund’s net assets are in side-pocket arrangements. The Fund is not able to estimate the timing of receipt of such amounts.

Percentages shown are based on net assets.

Sub-Fund investments are non income-producing.

See Notes to the Quarterly Report.

QUARTERLY REPORT    1    ALPHA CORE STRATEGIES FUND

SCHEDULE OF INVESTMENTS

ALPHA CORE STRATEGIES FUND continued

At December 31, 2018, the investment strategies of Sub-Funds as a percentage of the Fund’s net assets were as follows:

STRATEGY WEIGHTINGS	PERCENTAGE
Credit/Distressed	16.9%
Global Macro	14.5
Non-U.S. Equity Hedge	14.5
Opportunistic	1.5
Relative Value Multi-Strategy	13.3
Sector Hedge	7.4
Special Situations	17.2
U.S. Equity Hedge	10.1
Other Assets less Liabilities	4.6

Total	100.0%

At December 31, 2018, the Fund’s Sub-Funds’ investments were domiciled as follows:

COUNTRIES	COST	VALUE
Cayman Islands - 43.3%	$364,328,000	$363,230,000
United States - 52.1%	388,254,000	436,951,000

Total	$752,582,000	$800,181,000

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical investments on the measurement date and on an ongoing basis.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. All other Sub-Funds’ values were measured using the net asset value per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. See Notes to the Quarterly Report for further risk and liquidity information of the Fund’s underlying investments by major category.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2018, there were no transfers between Level 1, Level 2 or Level 3 based on levels assigned to the securities on March 31, 2018.

The Fund is not able to obtain complete investment holdings details on each of the Sub-Funds held within the Fund’s portfolio in order to determine whether the Fund’s proportional share of any investments held by the Sub-Funds exceeds 5% of the net assets of the Fund as of December 31, 2018.

See Notes to the Quarterly Report.

ALPHA CORE STRATEGIES FUND    2    QUARTERLY REPORT

NOTES TO THE QUARTERLY REPORT	DECEMBER 31, 2018 (UNAUDITED)

1. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the nine months ended December 31, 2018, were as follows:

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
	Northern Institutional Funds - U.S. Government Portfolio	$5,692	$33,210	$38,902	$-	$-	$55	$-	-

2. RISK FACTORS

Financial Accounting Standards Board Accounting Standards Codification 820 Fair Value Measurement requires disclosure to assist in understanding the nature and risk of the investments by major category. The table below summarizes the fair value and other pertinent liquidity information of the Fund’s underlying investments by major category.

	VALUE (IN MILLIONS)	UNFUNDED COMMITMENTS	REDEMPTION FREQUENCY	REDEMPTION NOTICE PERIOD
Credit/Distressed (a)	$142	$-	Monthly, Quarterly	60-90 Days
Global Macro (b)	122	-	Monthly, Quarterly	30-90 Days
Non-U.S. Equity Hedge (c)	122	-	Not Eligible, Monthly, Quarterly	30-90 Days
Opportunistic (d)	13	-	Not Eligible, Quarterly	65 Days
Relative Value Multi-Strategy (e)	111	-	Not Eligible, Monthly, Quarterly	30-90 Days
Sector Hedge (c)	62	-	Quarterly	45-90 Days
Special Situations (a)	144	-	Monthly, Quarterly	60-92 Days
U.S. Equity Hedge (c)	84	-	Quarterly	60-90 Days

	$800	$-

(a)

Event Driven – The managers in this category seek to profit from opportunities arising from specific situations affecting individual stocks or unique circumstances in a particular industry, sector or market. These market participants typically specialize in certain sectors of the Event Driven space, utilizing unique skills or knowledge of bankruptcy law, specific market events, or otherwise. Sub-strategies in this category include Credit/Distressed and Special Situations. The fair values of the investments in this category have been estimated using the NAV per share (or its equivalent) of the investments. Investments representing approximately 64.12% of the fair value of investments in this category cannot be immediately redeemed because the investments include investor-level gate restrictions. These gates range from eight months to fifteen months and do not allow for full redemptions.

(b)

Global Macro – The managers in this category employ strategies directed more heavily towards the ebbs and flows of markets on a larger scale, as opposed to focusing on the relative attractiveness between individual securities. Managers seek to identify the direction that certain markets will follow over various time periods and position their portfolios accordingly. Sub-strategies in this category include Global Macro. The fair values of the investments in this category have been estimated using the NAV per share (or its equivalent) of the investments. One investment representing approximately 32.84% of the fair value of investments in this category cannot be immediately redeemed because the investment includes investor-level gate restrictions. The gate is for thirteen months and does not allow for full redemptions.

(c)

Hedged Equity – The managers in this category seek to identify and select equity securities that will rise in price on the long side and those that will fall in price on the short side. Equity securities make up the large bulk of their underlying exposure. Net exposure ranges from zero to 100%, while gross exposure can be 200% or more. Sub-strategies in this category include Non-U.S. Equity Hedge, Sector Hedge, and U.S. Equity Hedge. The fair values of the investments in this category have been estimated using the NAV per share (or its equivalent) of the investments. Investments representing approximately 14.62% of the fair value of investments in this category cannot be immediately redeemed because the investments include investor-level gate restrictions. These gates range from nine months to fifteen months and do not allow for full redemptions. For one investment representing approximately 0.00% of the fair value of investments in this category, no redemptions are currently permitted. The Fund is not able to estimate when the redemption restriction might lapse.

QUARTERLY REPORT    3    ALPHA CORE STRATEGIES FUND

NOTES TO THE QUARTERLY REPORT

ALPHA CORE STRATEGIES FUND continued	DECEMBER 31, 2018 (UNAUDITED)

(d)

Opportunistic – The managers in this category seek to produce differentiated return streams often with lower fees by offering access to specific trades, based on high conviction ideas, directly to investors. The specific trades could fall under any of the other listed categories, but they are typically very concentrated positions with a specified timeline in the 6-24 month range, though the vehicles may offer more frequent liquidity. Sub-strategies in this category include Opportunistic. The fair values of the investments in this category have been estimated using the NAV per share (or its equivalent) of the investments. For one investment representing approximately 35.01% of the fair value of investments in this category, no redemptions are currently permitted. The manager returns capital after realization of the investment.

(e)

Relative Value – The managers in this category seek to deliver alpha without subjecting themselves to or relying on beta or general market exposure for performance. They seek to do this by identifying and exploiting various arbitrage opportunities between and among related groups of securities, with the expectation that returns will have a low correlation to the markets in which those securities trade. Sub-strategies in this category include Relative Value Multi-Strategy. The fair values of the investments in this category have been estimated using the NAV per share (or its equivalent) of the investments. One investment representing 28.78% of the fair value of investments in this category cannot be redeemed because the investment includes restrictions that do not allow for full redemptions within twelve months after acquisition and includes investor-level gate restrictions. The remaining initial investment restriction period for this investment is approximately five months to eight months at December 31, 2018. The subsequent investor-level gate is for eighteen months and does not allow for full redemptions. For one investment representing approximately 0.05% of the fair value of investments in this category, no redemptions are currently permitted. The Fund is not able to estimate when the redemption restriction might lapse.

3. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the quarterly report was issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for disclosure.

ALPHA CORE STRATEGIES FUND    4    QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Alpha Core Strategies Fund

By (Signature and Title)*	/s/ Robert P. Morgan
Robert P. Morgan, President
(Principal Executive Officer)

Date February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert P. Morgan
Robert P. Morgan, President
(Principal Executive Officer)

Date February 28, 2019

By (Signature and Title)*	/s/ Tracy L. Dotolo
Tracy L. Dotolo, Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date February 28, 2019

*	Print the name and title of each signing officer under his or her signature.